Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

The Company has a defined contributory profit-sharing plan which includes provisions of a 401(k) plan. The plan permits employees to make pre-tax contributions up to 15% of the employee’s compensation, not to exceed the limits set by the Internal Revenue Service. The amount of contributions to the plan, including matching contributions, is at the discretion of the Board of Directors. All employees over the age of 21 are eligible to participate in the plan and receive Company contributions after one year of employment. Eligible employees are able to contribute to the Plan at the beginning of the first quarterly period after their date of employment.  Employee contributions vest immediately, and any Company contributions are fully vested after five years. The Company’s contributions are expensed as the cost is incurred, funded currently, and amounted to $445,000,  $445,000 and $440,000 for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company has a non-qualified supplemental executive retirement plan for the benefit of certain executive officers. At December 31, 2015 and 2014, other liabilities include $1,427,000 and $1,443,000 accrued under the Plan. Compensation expense includes approximately $122,000,  $124,000 and $126,000 relating to the supplemental executive retirement plan for 2015, 2014 and 2013, respectively. To fund the benefits under this plan, the Company is the owner of single premium life insurance policies on participants in the non-qualified retirement plan. At December 31, 2015 and 2014, the cash value of these policies was $18,820,000 and $18,284,000, respectively.

The Company provides post retirement benefits in the form of split-dollar life arrangements to employees who meet the eligibility requirements.

The net periodic post retirement benefit expense included in salaries and employee benefits was $89,000 and $87,000 for the years ended December 31, 2015 and 2014, respectively.

The Company participates in the Pentegra Mulitemployer Defined Benefit Pension Plan (EIN 13-5645888 and Plan # 001) as a result of its acquisition of North Penn.  As of December 31, 2015 and 2014, the Company’s Plan was 79.9% and 98.9% funded, respectively, and total contributions made are not more than 5% of the total contributions to the Plan.  The Company’s expense related to the Plan was $48,000 in 2015,$17,000 in 2014 and $22,000 in 2013.  During the plan years ending December 31, 2015, 2014 and 2013, the Company made contributions of $48,000,  $17,000 and $22,000, respectively.